RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Outstanding Balance and Transactions with Related Parties
The following table provided the total amount of outstanding balance at December 31, 2022 and 2021.

		As of December 31,
		2022	2021
		US$’000	US$’000
Amounts due from related parties
The ultimate parent company	PEWC	147	24
	PEWC, Singapore Branch	5	21
	PEWC (HK)	4,177	7,204
	Taiwan Submarine Cable Co., Ltd	65	—

Associate	SPHC	170	176

Non-controlling shareholder of subsidiary	Italian-Thai and its affiliates	6,454	6,540
		11,018	13,965
Amounts due to related parties
The ultimate parent company	PEWC	14,814	10,075
	PEWC Singapore Co. (Pte) Ltd.	400	400
	PEWC (HK)	26	16

Associate	SPHC	1,362	1,362

Others		11	12
		16,613	11,865
Contract liabilities
The ultimate parent company	PEWC	137	—

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2022	2021	2020
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	24,914	20,359	5,742
	Sales	—	5,254	90
	Fabrication income received	—	25	—
	Construction income received	3	—	—
	Management fee received	10	—	—
	Management fee paid	172	153	133
	Information technology service fee paid	120	113	123
	Training fee paid	—	110	—
	Interest expenses paid	—	91	60
	Rental fee paid	18	—	—
	Materials purchased for interior office redecorating	8	—	—
PEWC, Singapore Branch	Management fee received	—	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	—	—	12
PEWC (HK)	Sales	18,309	25,127	17,004
	Service fee paid	156	219	209

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	8,772	6,613	5,344
	Construction of factory building expenses	—	1,651	3,436

Others	Fabrication cost	277	350	238